UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-04700
The Gabelli Equity Trust Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Equity Trust Inc.
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     The Gabelli Equity Trust’s (the “Fund”) net asset value (“NAV”) total return was 7.9% during the first half of 2009, compared with an increase of 3.2% for the Standard & Poor’s (“S&P”) 500 Index and a decrease of 1.9% for the Dow Jones Industrial Average. The total return for the Fund’s publicly traded shares was 35.3% during the first half of the year. On June 30, 2009, the Fund’s NAV per share was $3.99, while the price of the publicly traded shares closed at $4.50 on the New York Stock Exchange.
Comparative Results

Average Annual Returns through June 30, 2009 (a)

									Since
		Year to							Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year	(08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	29.41%	7.86%	(35.23)%	(10.49)%	(0.99)%	1.74%	6.68%	6.81%	8.72%
Investment Total Return (c)	54.75	35.28	(33.65)	(5.84)	1.07	2.72	6.79	7.72	8.88
S&P 500 Index	15.92	3.19	(26.20)	(8.22)	(2.24)	(2.22)	6.92	7.76	8.30 (d)
Dow Jones Industrial Average	11.96	(1.93)	(22.96)	(6.34)	(1.65)	(0.37)	8.16	9.07	9.59 (d)
Nasdaq Composite Index	20.05	16.36	(19.97)	(5.47)	(2.17)	(3.74)	6.58	7.46	7.12

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long-term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolios are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI EQUITY TRUST INC.
Summary of Portfolio Holdings (Unaudited)
The following tables present portfolio holdings as a percent of total investments as of June 30, 2009:

Food and Beverage	11.9%
Financial Services	8.6%
Energy and Utilities	7.9%
Cable and Satellite	6.9%
Diversified Industrial	6.3%
Telecommunications	6.0%
Entertainment	5.8%
Equipment and Supplies	4.9%
Consumer Products	3.9%
U.S. Government Obligations	3.9%
Health Care	3.4%
Automotive: Parts and Accessories	3.2%
Publishing	2.7%
Business Services	2.3%
Consumer Services	2.0%
Retail	1.9%
Aviation: Parts and Services	1.8%
Machinery	1.8%
Aerospace	1.6%
Communications Equipment	1.5%
Hotels and Gaming	1.4%
Specialty Chemicals	1.4%
Wireless Communications	1.3%
Electronics	1.1%
Metals and Mining	1.1%
Agriculture	1.1%
Automotive	0.8%
Environmental Services	0.8%
Computer Software and Services	0.6%
Real Estate	0.6%
Broadcasting	0.5%
Transportation	0.5%
Closed-End Funds	0.3%
Manufactured Housing and Recreational Vehicles	0.1%
Real Estate Investment Trusts	0.1%

100.0%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting — May 18, 2009 — Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 18, 2009 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Anthony R. Pustorino as a Director of the Fund. A total of 150,648,561 votes were cast in favor of this Director and a total of 6,147,673 votes were withheld for this Director. In addition, preferred shareholders, voting as a separate class, elected James P. Conn as a Director of the Fund. A total of 8,042,511 votes were cast in favor of this Director and a total of 186,783 votes were withheld for this Director.
     Mario J. Gabelli, Thomas E. Bratter, Anthony J. Colavita, Frank J. Fahrenkopf, Jr., Arthur V. Ferrara, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI EQUITY TRUST INC.
PORTFOLIO CHANGES
Quarter Ended June 30, 2009 (Unaudited)

		Ownership at
		June 30,
	Shares	2009
NET PURCHASES
Common Stocks
Abbott Laboratories	10,000	12,000
Accor SA (a)	270	5,270
Agnico-Eagle Mines Ltd.	5,000	15,000
Alcoa Inc.	5,000	70,000
Aruze Corp.	37,700	137,700
Baldor Electric Co.	5,000	160,000
Baxter International Inc.	3,000	20,000
BBA Aviation plc	3,000	3,000
CBS Corp., Cl. A, Voting	400	380,400
Clear Channel Outdoor Holdings Inc., Cl. A	10,000	120,000
Constellation Brands Inc., Cl. A	98,000	100,000
Covidien plc (b)	20,000	20,000
Danone (c)	49,374	249,374
Dean Foods Co.	10,000	190,000
Eastman Kodak Co.	20,000	140,000
Ferro Corp.	160,000	500,000
GenCorp Inc.	50,000	300,000
General Electric Co.	35,000	200,000
Givaudan SA	267	2,267
Janus Capital Group Inc.	10,000	210,000
Kaman Corp.	5,000	30,899
Legg Mason Inc.	45,000	220,000
Macy’s Inc.	60,000	230,000
MasterCard Inc., Cl. A	1,000	40,500
Material Sciences Corp.	30,000	30,000
Media General Inc., Cl. A	1,800	211,800
MEIJI Holdings Co. Ltd. (d)	1,000	1,000
NCR Corp.	25,000	100,000
O’Reilly Automotive Inc.	10,000	150,000
Rockwell Automation Inc.	7,000	40,000
Rolls-Royce Group plc, Cl. C (e)	102,960,000	102,960,000
Sara Lee Corp.	20,000	350,000
Texas Instruments Inc.	10,000	275,000
The Bank of New York Mellon Corp.	6,000	160,038
The Boeing Co.	3,000	103,000
The Coca-Cola Co.	5,000	75,000
The Hongkong & Shanghai Hotels Ltd.	60,000	200,000
The Interpublic Group of Companies Inc.	62,000	327,000
The St. Joe Co.	8,000	145,000
Tyco Electronics Ltd. (f)	62,000	62,000
Zimmer Holdings Inc.	3,500	7,000
NET SALES
Common Stocks
Ajinomoto Co. Inc.	(28,000)	—
Allianz SE	(2,500)	—
Anglo American plc	(24,030)	—
Archer-Daniels-Midland Co.	(15,000)	295,000
AstraZeneca plc	(7,000)	—
AXA Asia Pacific Holdings Ltd.	(100,000)	—
Bayer AG	(12,000)	—
BHP Billiton Ltd.	(16,000)	—
Bouygues SA	(6,000)	—
BP plc	(55,000)	—
British American Tobacco plc	(26,000)	—
British Sky Broadcasting Group plc	(40,000)	—
Cadbury plc	(40,000)	—
Canon Inc.	(15,400)	—
Cheung Kong (Holdings) Ltd.	(34,000)	—
China Mobile Ltd.	(32,000)	—
Christian Dior SA	(10,000)	17,000
Ciba Holding AG, ADR (g)	(5,400)	—
Cincinnati Bell Inc.	(50,000)	835,000
Citigroup Inc.	(100,000)	160,000
CNH Global NV	(6,600)	20,000
Coca-Cola Hellenic Bottling Co. SA	(20,000)	—
Cochlear Ltd.	(7,000)	—
Compagnie Financiere Richemont SA, Cl. A	(35,000)	—
Covidien Ltd. (b)	(20,000)	—
CRH plc	(30,000)	—
Diageo plc	(40,000)	—
Earl Scheib Inc. (h)	(82,500)	—
Experian plc	(7,000)	—
Fanuc Ltd.	(6,200)	—
Galp Energia SGPS SA, Cl. B	(16,000)	—
General Motors Corp.	(230,000)	—
GlaxoSmithKline plc	(18,000)	—
Great Plains Energy Inc.	(4,480)	68,000
Harmony Gold Mining Co. Ltd., ADR	(25,000)	—
Heineken NV	(12,000)	36,000
Hennes & Mauritz AB, Cl. B	(10,000)	—
Impala Platinum Holdings Ltd.	(20,000)	—
Imperial Oil Ltd.	(13,100)	—
Japan Tobacco Inc.	(100)	—
Jardine Matheson Holdings Ltd.	(26,000)	12,000
Keyence Corp.	(2,992)	—
Meiji Seika Kaisha Ltd. (d)	(10,000)	—
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
PORTFOLIO CHANGES (Continued)
Quarter Ended June 30, 2009 (Unaudited)

		Ownership at
		June 30,
	Shares	2009
NET SALES (Continued)
Common Stocks (Continued)
Mitsui & Co. Ltd.	(25,000)	—
Nestlé SA	(14,000)	25,000
Novartis AG	(11,000)	—
Orascom Telecom Holding SAE, GDR	(12,000)	—
PepsiAmericas Inc.	(10,000)	540,000
PepsiCo Inc.	(5,000)	140,000
Pernod-Ricard SA	(413)	50,587
Petroleo Brasileiro SA, ADR	(17,450)	3,500
Rio Tinto plc	(20,000)	—
Roche Holding AG	(6,000)	—
Rollins Inc.	(5,000)	1,049,600
Saipem SpA	(25,000)	—
Sanofi-Aventis	(4,000)	—
Schroders plc	(36,000)	—
Seat Pagine Gialle SpA	(1)	332
Secom Co. Ltd.	(10,000)	—
SMC Corp.	(3,400)	—
Smith & Nephew plc	(40,000)	—
Square Enix Holdings Co. Ltd.	(10,300)	—
Standard Chartered plc	(32,000)	—
State Street Corp.	(10,000)	130,000
Straumann Holding AG	(1,500)	—
Swedish Match AB	(25,000)	975,000
Swire Pacific Ltd., Cl. A	(35,200)	—
Syngenta AG	(3,000)	—
Synthes Inc.	(4,000)	—
Takeda Pharmaceutical Co. Ltd.	(10,000)	—
Technip SA	(6,000)	—
Tele2 AB, Cl. B	(23,000)	—
Tesco plc	(60,000)	—
The Fairchild Corp., Cl. A	(7,100)	132,900
The Swatch Group AG	(15,000)	—
Time Warner Inc.	(1)	300,000
Tokai Carbon Co. Ltd.	(52,000)	—
Toll Holdings Ltd.	(26,000)	—
Total SA	(8,000)	—
Tullow Oil plc	(5,000)	—
Tyco Electronics Ltd. (f)	(62,000)	—
Vivendi (i)	(7,424)	400,576
William Demant Holding A/S	(5,000)	66,000
Woolworths Ltd.	(30,000)	—
Xstrata plc	(152,298)	—
Yahoo! Japan Corp.	(1,000)	—

Warrants
CRH plc, expire 04/09/09	(17,714)	—
Seat Pagine Gialle SpA, expire 04/17/09	(333)	—

(a)	Stock Dividend — 0.0540275049 share for every 1 share held.

(b)	Exchange — 1 share of Covidien plc (G2554F105) for every 1 share of Covidien Ltd. (G2552X108) held.

(c)	Stock Dividend — 0.037453 share for every 1 share held.

(d)	Merger — 0.1 share of MEIJI Holdings Co. Ltd. (B60DQV3) for every share of Meiji Seika Kaisha Ltd. (6576185) held.

(e)	Stock Dividend — 85.8 shares of Rolls-Royce Group plc, Cl. C for every 1 share of Rolls-Royce Group plc held.

(f)	Exchange — 1 share of Tyco Electronics Ltd. (H8912P106) for every 1 share of Tyco Electronics Ltd. (G9144P105) held.

(g)	Tender Offer — $21.52962 for every 1 share held.

(h)	Merger — $2 for every 1 share held.

(i)	Stock Dividend — 0.0823529411 share for every 1 share held.
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 95.8%
	Food and Beverage — 11.9%
32,000	Brown-Forman Corp., Cl. A	$1,556,972	$1,475,520
6,250	Brown-Forman Corp., Cl. B	410,925	268,625
120,000	Cadbury plc, ADR	5,698,877	4,128,000
70,000	Campbell Soup Co.	1,928,257	2,059,400
50,000	China Mengniu Dairy Co. Ltd.†	138,064	116,515
15,000	Coca-Cola Enterprises Inc.	275,289	249,750
100,000	Constellation Brands Inc., Cl. A†	1,264,244	1,268,000
45,000	Corn Products International Inc.	633,413	1,205,550
249,374	Danone	11,966,513	12,307,239
300,000	Davide Campari - Milano SpA	3,120,039	2,400,993
190,000	Dean Foods Co.†	4,074,416	3,646,100
60,000	Del Monte Foods Co.	564,374	562,800
204,000	Diageo plc, ADR	8,526,541	11,679,000
120,000	Dr. Pepper Snapple Group Inc.†	2,970,121	2,542,800
70,000	Flowers Foods Inc.	519,947	1,528,800
97,000	Fomento Economico Mexicano SAB de CV, ADR	1,332,725	3,127,280
25,000	General Mills Inc.	1,213,148	1,400,500
775,000	Grupo Bimbo SAB de CV, Cl. A	2,221,581	4,119,758
100,000	H.J. Heinz Co.	3,532,093	3,570,000
36,000	Heineken NV	1,682,918	1,335,297
140,000	ITO EN Ltd.	3,303,844	1,992,422
60,000	ITO EN Ltd., Preference	1,329,644	519,437
16,000	Kellogg Co.	574,418	745,120
68,000	Kerry Group plc, Cl. A	781,198	1,540,620
100,000	Kraft Foods Inc., Cl. A	3,162,392	2,534,000
11,500	LVMH Moet Hennessy Louis Vuitton SA	397,547	877,629
1,000	MEIJI Holdings Co. Ltd.†	50,608	40,276
70,000	Morinaga Milk Industry Co. Ltd.	299,202	268,853
25,000	Nestlé SA	513,610	941,512
540,000	PepsiAmericas Inc.	10,149,558	14,477,400
140,000	PepsiCo Inc.	6,758,454	7,694,400
50,587	Pernod-Ricard SA	4,578,387	3,184,264
64,000	Ralcorp Holdings Inc.†	1,243,785	3,898,880
37,000	Remy Cointreau SA	2,143,700	1,339,169
350,000	Sara Lee Corp.	5,433,461	3,416,000
75,000	The Coca-Cola Co.	3,336,186	3,599,250
20,000	The Hain Celestial Group Inc.†	267,663	312,200
70,000	The Hershey Co.	2,941,476	2,520,000
2,000	The J.M. Smucker Co.	52,993	97,320
125,660	Tootsie Roll Industries Inc.	1,558,589	2,851,225
140,000	Tyson Foods Inc., Cl. A	1,805,240	1,765,400
400,000	YAKULT HONSHA Co. Ltd.	11,239,379	7,648,311

		115,551,791	121,255,615

	Financial Services — 8.6%
540,000	American Express Co.	25,543,388	12,549,600
100,000	American International Group Inc.	327,750	116,000
6,000	Ameriprise Financial Inc.	174,632	145,620
19,452	Argo Group International Holdings Ltd.†	752,879	548,935
90,000	Banco Santander SA, ADR	322,130	1,089,000
134	Berkshire Hathaway Inc., Cl. A†	393,177	12,060,000
10,000	Calamos Asset Management Inc., Cl. A	155,620	141,100
160,000	Citigroup Inc.	1,388,170	475,200
140,000	Commerzbank AG, ADR†	2,650,900	887,600
146,000	Deutsche Bank AG	11,783,543	8,906,000
50,000	Federal National Mortgage Association	49,750	29,000
20,000	Fortress Investment Group LLC, Cl. A†	176,151	68,400
20,000	H&R Block Inc.	329,930	344,600
25,000	Interactive Brokers Group Inc., Cl. A†	687,185	388,250
210,000	Janus Capital Group Inc.	3,589,340	2,394,000
70,088	JPMorgan Chase & Co.	2,006,316	2,390,702
220,000	Legg Mason Inc.	6,820,193	5,363,600
132,000	Leucadia National Corp.†	1,652,339	2,783,880
5,000	Loews Corp.	183,078	137,000
260,000	Marsh & McLennan Companies Inc.	8,004,551	5,233,800
65,000	Moody’s Corp.	3,235,338	1,712,750
22,000	Och-Ziff Capital Management Group LLC, Cl. A	214,559	196,020
2,500	Prudential Financial Inc.	68,750	93,050
130,000	State Street Corp.	4,547,559	6,136,000
20,000	SunTrust Banks Inc.	419,333	329,000
150,000	T. Rowe Price Group Inc.	4,610,820	6,250,500
5,000	The Allstate Corp.	209,064	122,000
160,038	The Bank of New York Mellon Corp.	5,421,388	4,690,714
10,000	The Blackstone Group LP	156,323	105,400
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
43,000	The Charles Schwab Corp.	$628,338	$754,220
15,000	The Dun & Bradstreet Corp.	353,346	1,218,150
115,000	The Phoenix Companies Inc.†	1,529,476	192,050
3,000	The Travelers Companies Inc.	113,277	123,120
100,000	Waddell & Reed Financial Inc., Cl. A	2,058,579	2,637,000
299,910	Wells Fargo & Co.	8,981,504	7,275,817

		99,538,676	87,888,078

	Energy and Utilities — 7.9%
3,500	AGL Resources Inc.	63,091	111,300
68,000	Allegheny Energy Inc.	1,081,525	1,744,200
70,000	Apache Corp.	2,728,670	5,050,500
247,000	BP plc, ADR	15,155,797	11,776,960
61,000	CH Energy Group Inc.	2,515,309	2,848,700
65,000	CMS Energy Corp.	416,572	785,200
314,000	ConocoPhillips	19,227,910	13,206,840
70,000	Constellation Energy Group Inc.	2,067,062	1,860,600
2,800	Diamond Offshore Drilling Inc.	313,674	232,540
60,000	DPL Inc.	1,411,620	1,390,200
12,000	DTE Energy Co.	531,798	384,000
200,000	Duke Energy Corp.	3,620,407	2,918,000
300,000	El Paso Corp.	3,636,326	2,769,000
265,000	El Paso Electric Co.†	4,404,805	3,699,400
75,000	Exxon Mobil Corp.	2,571,862	5,243,250
23,000	FPL Group Inc.	897,653	1,307,780
68,000	Great Plains Energy Inc.	1,714,182	1,057,400
220,000	Halliburton Co.	4,034,029	4,554,000
20,000	Marathon Oil Corp.	242,414	602,600
10,000	Mirant Corp.†	192,014	157,400
140,000	Mirant Corp., Escrow† (a)	0	0
2,000	Niko Resources Ltd., New York	110,842	137,557
1,000	Niko Resources Ltd., Toronto	55,421	68,779
10,000	NiSource Inc.	215,500	116,600
200,000	Northeast Utilities	3,864,577	4,462,000
19,000	Oceaneering International Inc.†	512,207	858,800
1,500	PetroChina Co. Ltd., ADR	105,964	165,720
3,500	Petroleo Brasileiro SA, ADR	115,194	143,430
100,000	Progress Energy Inc., CVO† (a)	52,000	33,000
200,000	Rowan Companies Inc.	7,306,068	3,864,000
5,000	SJW Corp.	68,704	113,500
20,000	Southwest Gas Corp.	451,132	444,200
130,000	Spectra Energy Corp.	3,274,110	2,199,600
60,000	The AES Corp.†	342,617	696,600
10,000	Transocean Ltd.†	782,489	742,900
270,000	Westar Energy Inc.	4,552,840	5,067,900

		88,636,385	80,814,456

	Cable and Satellite — 6.9%
1,475,000	Cablevision Systems Corp., Cl. A	31,020,671	28,629,750
110,000	Comcast Corp., Cl. A, Special	658,947	1,551,000
120,000	DISH Network Corp., Cl. A†	3,144,564	1,945,200
26,740	EchoStar Corp., Cl. A†	841,442	426,236
176,770	Liberty Global Inc., Cl. A†	2,780,875	2,808,875
139,001	Liberty Global Inc., Cl. C†	2,941,276	2,197,606
495,690	Rogers Communications Inc., Cl. B, New York	4,053,956	12,764,017
19,310	Rogers Communications Inc., Cl. B, Toronto	137,424	496,384
125,000	Scripps Networks Interactive Inc., Cl. A	4,016,039	3,478,750
160,000	Shaw Communications Inc., Cl. B, New York	329,198	2,697,600
40,000	Shaw Communications Inc., Cl. B, Toronto	52,983	673,344
410,000	The DIRECTV Group Inc.†	10,478,763	10,131,100
76,976	Time Warner Cable Inc.	4,861,450	2,437,830

		65,317,588	70,237,692

	Diversified Industrial — 6.3%
4,000	Acuity Brands Inc.	102,010	112,200
160,000	Ampco-Pittsburgh Corp.	2,094,820	3,752,000
160,000	Baldor Electric Co.	5,359,250	3,806,400
225,000	Cooper Industries Ltd., Cl. A	6,075,292	6,986,250
250,000	Crane Co.	5,569,151	5,577,500
200,000	General Electric Co.	5,114,818	2,344,000
190,000	Greif Inc., Cl. A	2,309,052	8,401,800
18,000	Greif Inc., Cl. B	559,808	724,500
440,000	Honeywell International Inc.	14,851,225	13,816,000
250,000	ITT Corp.	6,493,529	11,125,000
30,000	Material Sciences Corp.†	30,306	28,500
100,000	Park-Ohio Holdings Corp.†	1,062,045	342,000
1,000	Pentair Inc.	31,908	25,620
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
19,000	Sulzer AG	$403,775	$1,203,074
70,000	Trinity Industries Inc.	899,679	953,400
205,000	Tyco International Ltd.	9,823,935	5,325,900

		60,780,603	64,524,144

	Telecommunications — 5.9%
65,000	BCE Inc.	1,607,838	1,342,900
15,000	Bell Aliant Regional Communications Income Fund (a)(b)	481,466	339,810
30,000	Brasil Telecom Participacoes SA, ADR	1,743,257	1,152,000
1,700,000	BT Group plc	7,029,679	2,838,787
7,040,836	Cable & Wireless Jamaica Ltd.† (c)	128,658	36,127
835,000	Cincinnati Bell Inc.†	5,491,857	2,371,400
170,000	Deutsche Telekom AG, ADR	2,806,557	2,006,000
5,000	France Telecom SA, ADR	146,305	114,050
45,000	Frontier Communications Corp.	660,600	321,300
30,000	Hellenic Telecommunications Organization SA	660,359	458,735
8,500	Hellenic Telecommunications Organization SA, ADR	90,649	65,025
95,000	Koninklijke KPN NV	221,092	1,305,928
360,000	Qwest Communications International Inc.	1,384,936	1,494,000
790,000	Sprint Nextel Corp.†	12,763,323	3,799,900
184,000	Tele Norte Leste Participacoes SA, ADR	2,443,834	2,736,080
48,000	Telecom Argentina SA, ADR†	369,540	615,840
1,000,000	Telecom Italia SpA	4,090,270	1,381,816
205,000	Telefonica SA, ADR	9,753,929	13,917,450
55,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	250,894	891,550
265,000	Telephone & Data Systems Inc.	12,354,090	7,499,500
360,000	Telephone & Data Systems Inc., Special	15,809,811	9,345,600
60,000	Telmex Internacional SAB de CV, ADR	187,288	759,000
15,000	TELUS Corp.	280,203	397,842
150,000	Verizon Communications Inc.	5,247,005	4,609,500
5,169	Windstream Corp.	19,996	43,213

		86,023,436	59,843,353

Shares
	Entertainment — 5.8%
137,700	Aruze Corp.† $	3,328,043	1,054,888
32,000	Canal+ Groupe	34,011	217,679
2,002	Chestnut Hill Ventures† (a)	54,500	67,427
134,500	Discovery Communications Inc., Cl. A†	2,306,045	3,032,975
134,500	Discovery Communications Inc., Cl. C†	1,609,881	2,761,285
3,000	DreamWorks Animation SKG Inc., Cl. A†	68,959	82,770
690,000	Grupo Televisa SA, ADR	8,053,491	11,730,000
430,000	Liberty Media Corp. -Entertainment, Cl. A†	8,493,064	11,502,500
125	Live Nation Inc.†	1,296	607
65,341	Macrovision Solutions Corp.†	1,341,728	1,425,087
100,000	Pinnacle Entertainment Inc.†	483,433	929,000
10,000	Regal Entertainment Group, Cl. A	134,259	132,900
10,000	The Walt Disney Co.	164,934	233,300
300,000	Time Warner Inc.	14,131,586	7,557,000
114,000	Tokyo Broadcasting System Holdings Inc.	3,338,313	1,793,990
305,000	Viacom Inc., Cl. A†	14,287,551	7,313,900
400,576	Vivendi	11,757,875	9,572,846

		69,588,969	59,408,154

	Equipment and Supplies — 4.9%
254,000	AMETEK Inc.	4,284,352	8,783,320
4,000	Amphenol Corp., Cl. A	14,775	126,560
94,000	CIRCOR International Inc.	974,241	2,219,340
193,000	Donaldson Co. Inc.	2,982,411	6,685,520
50,000	Fedders Corp.† (a)	71,252	0
147,000	Flowserve Corp.	5,489,623	10,262,070
23,000	Franklin Electric Co. Inc.	250,434	596,160
95,000	Gerber Scientific Inc.†	999,244	237,500
85,000	GrafTech International Ltd.†	837,991	961,350
318,000	IDEX Corp.	7,631,663	7,813,260
40,000	Ingersoll-Rand Co. Ltd., Cl. A	826,578	836,000
102,000	Lufkin Industries Inc.	990,973	4,289,100
11,000	Mueller Industries Inc.	485,034	228,800
2,000	Sealed Air Corp.	17,404	36,900
75,000	Tenaris SA, ADR	3,308,011	2,028,000
4,000	The Manitowoc Co. Inc.	25,450	21,040
90,000	The Weir Group plc	378,710	684,073
190,000	Watts Water Technologies Inc., Cl. A	2,957,983	4,092,600

		32,526,129	49,901,593

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Products — 3.9%
70,000	Avon Products Inc.	$1,945,464	$1,804,600
17,000	Christian Dior SA	643,155	1,268,030
12,000	Church & Dwight Co. Inc.	79,628	651,720
12,000	Clorox Co.	667,921	669,960
140,000	Eastman Kodak Co.	1,617,153	414,400
105,000	Energizer Holdings Inc.†	4,653,239	5,485,200
120,000	Fortune Brands Inc.	5,780,354	4,168,800
2,267	Givaudan SA	653,941	1,388,311
60,000	Hanesbrands Inc.†	1,376,148	900,600
32,000	Harley-Davidson Inc.	1,486,605	518,720
4,000	Jarden Corp.†	91,909	75,000
8,000	Mattel Inc.	144,000	128,400
14,000	National Presto Industries Inc.	447,682	1,065,400
10,000	Oil-Dri Corp. of America	171,255	148,500
80,000	Pactiv Corp.†	828,772	1,736,000
56,000	Reckitt Benckiser Group plc	1,721,681	2,548,344
33,000	Svenska Cellulosa AB, Cl. B	450,176	346,484
975,000	Swedish Match AB	10,871,307	15,829,461
5,000	The Procter & Gamble Co.	219,250	255,500

		33,849,640	39,403,430

	Health Care — 3.4%
12,000	Abbott Laboratories	506,418	564,480
14,046	Allergan Inc.	655,380	668,309
40,000	Amgen Inc.†	2,338,356	2,117,600
20,000	Baxter International Inc.	1,150,370	1,059,200
2,000	Becton, Dickinson and Co.	174,354	142,620
35,000	Biogen Idec Inc.†	806,669	1,580,250
120,000	Boston Scientific Corp.†	1,655,930	1,216,800
85,000	Bristol-Myers Squibb Co.	2,152,363	1,726,350
2,000	Cephalon Inc.†	152,351	113,300
20,000	Covidien plc	876,365	748,800
4,000	GlaxoSmithKline plc, ADR	216,096	141,360
30,000	Henry Schein Inc.†	764,324	1,438,500
18,000	Hospira Inc.†	635,417	693,360
60,000	Johnson & Johnson	3,883,697	3,408,000
80,000	Life Technologies Corp.†	2,065,234	3,337,600
10,000	Mead Johnson Nutrition Co., Cl. A†	240,000	317,700
55,000	Merck & Co. Inc.	1,809,761	1,537,800
10,000	Nobel Biocare Holding AG	286,712	218,306
98,000	Novartis AG, ADR	4,369,878	3,997,420
100,000	Schering-Plough Corp.	1,707,438	2,512,000
50,000	SSL International plc	439,178	426,106

Shares/
Units
110,000	UnitedHealth Group Inc.	5,183,081	2,747,800
66,000	William Demant Holding A/S†	2,996,437	3,412,861
7,000	Zimmer Holdings Inc.†	339,145	298,200

		35,404,954	34,424,722

	Automotive: Parts and Accessories — 3.2%
2,000	BERU AG	210,290	212,393
86,000	BorgWarner Inc.	1,126,424	2,936,900
173,000	CLARCOR Inc.	1,433,218	5,049,870
280,000	Genuine Parts Co.	9,952,619	9,396,800
200,000	Johnson Controls Inc.	4,137,496	4,344,000
135,000	Midas Inc.†	1,878,589	1,414,800
330,000	Modine Manufacturing Co.	8,213,644	1,584,000
150,000	O’Reilly Automotive Inc.†	4,434,957	5,712,000
100,000	Proliance International Inc.† (a)	573,231	14,080
175,000	Standard Motor Products Inc.	1,873,526	1,447,250
35,000	Superior Industries International Inc.	822,800	493,500

		34,656,794	32,605,593

	Publishing — 2.7%
10,000	Idearc Inc.†	1,041	371
1,690,587	Il Sole 24 Ore	14,169,101	5,146,492
348,266	Independent News & Media plc	663,968	121,165
211,800	Media General Inc., Cl. A	12,078,455	446,898
122,000	Meredith Corp.	5,066,964	3,117,100
1,400,000	News Corp., Cl. A	18,051,173	12,754,000
20,000	News Corp., Cl. B	186,274	211,400
332	Seat Pagine Gialle SpA†	15,932	76
50,333	The E.W. Scripps Co., Cl. A	375,680	105,196
182,000	The McGraw-Hill Companies Inc.	7,122,447	5,480,020

		57,731,035	27,382,718

	Business Services — 2.3%
6,000	ACCO Brands Corp.†	77,008	16,920
16,850	Ascent Media Corp., Cl. A†	523,580	447,873
310,000	BPW Acquisition Corp.†	3,066,277	2,968,250
120,000	Clear Channel Outdoor Holdings Inc., Cl. A†	2,016,845	636,000
186,554	Contax Participacoes SA, ADR	76,632	238,789
100,000	Diebold Inc.	3,841,978	2,636,000
200,000	G4S plc	0	686,047
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
1,000	Hertz Global Holdings Inc.†	$7,031	$7,990
12,000	Jardine Matheson Holdings Ltd.	289,300	329,040
92,000	Landauer Inc.	2,498,708	5,643,280
40,500	MasterCard Inc., Cl. A	1,780,529	6,776,055
50,000	Monster Worldwide Inc.†	1,145,594	590,500
72,500	Nashua Corp.†	656,628	485,750
327,000	The Interpublic Group of Companies Inc.†	2,846,619	1,651,350
8,000	Visa Inc., Cl. A	352,000	498,080

		19,178,729	23,611,924

	Consumer Services — 2.0%
100,000	IAC/InterActiveCorp.†	2,555,272	1,605,000
210,000	Liberty Media Corp. - Interactive, Cl. A†	4,593,199	1,052,100
1,049,600	Rollins Inc.	10,756,203	18,168,576

		17,904,674	20,825,676

	Aviation: Parts and Services — 1.8%
350,000	Curtiss-Wright Corp.	4,965,900	10,405,500
300,000	GenCorp Inc.†	2,853,511	573,000
104,000	Precision Castparts Corp.	5,728,725	7,595,120
132,900	The Fairchild Corp., Cl. A†	418,673	2,392

		13,966,809	18,576,012

	Machinery — 1.8%
20,000	Caterpillar Inc.	136,559	660,800
20,000	CNH Global NV†	135,583	280,800
435,000	Deere & Co.	12,737,846	17,378,250

		13,009,988	18,319,850

	Retail — 1.7%
100,000	AutoNation Inc.†	1,070,027	1,735,000
500	AutoZone Inc.†	43,965	75,555
40,000	Coldwater Creek Inc.†	157,162	242,400
50,000	Costco Wholesale Corp.	2,293,269	2,285,000
75,000	CVS Caremark Corp.	2,782,778	2,390,250
10,108	Denny’s Corp.†	14,357	21,732
27,000	HSN Inc.†	477,075	285,390
230,000	Macy’s Inc.	4,288,722	2,704,800
50,000	Sally Beauty Holdings Inc.†	416,928	318,000
50,000	SUPERVALU Inc.	1,453,171	647,500
225,000	The Great Atlantic & Pacific Tea Co. Inc.†	4,217,005	956,250
50,000	Wal-Mart Stores Inc.	2,439,000	2,422,000
90,000	Walgreen Co.	3,188,463	2,646,000
32,000	Whole Foods Market Inc.	805,826	607,360

		23,647,748	17,337,237

	Aerospace — 1.6%
3,000	BBA Aviation plc	6,033	5,627
30,899	Kaman Corp.	665,917	516,013
8,000	Lockheed Martin Corp.	468,720	645,200
65,000	Northrop Grumman Corp.	3,791,156	2,969,200
1,200,000	Rolls-Royce Group plc†	9,166,092	7,136,865
102,960,000	Rolls-Royce Group plc, Cl. C†	149,673	169,389
103,000	The Boeing Co.	6,065,092	4,377,500

		20,312,683	15,819,794

	Communications Equipment — 1.5%
480,000	Corning Inc.	4,124,295	7,708,800
80,000	Motorola Inc.	889,575	530,400
100	Nortel Networks Corp.†	688	4
250,000	Thomas & Betts Corp.†	8,254,260	7,215,000

		13,268,818	15,454,204

	Hotels and Gaming — 1.4%
5,270	Accor SA	272,007	208,891
200,000	Gaylord Entertainment Co.†	5,147,797	2,542,000
45,000	Interval Leisure Group Inc.†	876,000	419,400
1,100,058	Ladbrokes plc	11,258,708	3,330,054
90,000	Las Vegas Sands Corp.†	769,685	707,400
3,900,000	Mandarin Oriental International Ltd.	7,272,574	5,187,000
140,000	MGM Mirage†	5,123,471	894,600
44,000	Orient-Express Hotels Ltd., Cl. A	1,003,821	373,560
34,000	Starwood Hotels & Resorts Worldwide Inc.	520,597	754,800
200,000	The Hongkong & Shanghai Hotels Ltd.	155,450	200,773
2,000	Wynn Resorts Ltd.†	74,539	70,600

		32,474,649	14,689,078

	Specialty Chemicals — 1.4%
13,000	Ashland Inc.	217,620	364,650
30,000	E.I. du Pont de Nemours and Co.	1,263,365	768,600
500,000	Ferro Corp.	7,515,802	1,375,000
4,000	FMC Corp.	136,430	189,200
45,000	H.B. Fuller Co.	620,163	844,650
70,000	International Flavors & Fragrances Inc.	3,296,486	2,290,400
291,018	Omnova Solutions Inc.†	1,910,452	948,719
260,000	Sensient Technologies Corp.	4,760,885	5,868,200
100,000	Zep Inc.	1,293,508	1,205,000

		21,014,711	13,854,419

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Wireless Communications — 1.3%
95,000	America Movil SAB de CV, Cl. L, ADR	$1,335,987	$3,678,400
14,000	Clearwire Corp., Cl. A†	250,895	77,420
1,700	NTT DoCoMo Inc.	3,438,005	2,491,722
5,087	Telemig Celular Participacoes SA, ADR	147,017	258,013
32,165	Tim Participacoes SA, ADR	390,212	560,636
115,400	United States Cellular Corp.†	5,343,392	4,437,130
43,000	Vivo Participacoes SA, ADR	2,086,104	814,420
45,000	Vodafone Group plc, ADR	1,223,275	877,050

		14,214,887	13,194,791

	Electronics — 1.1%
6,000	Advanced Micro Devices Inc.†	57,915	23,220
16,000	Bel Fuse Inc., Cl. A	500,167	224,640
5,000	Hitachi Ltd., ADR	347,376	154,850
180,000	Intel Corp.	3,637,892	2,979,000
80,000	LSI Corp.†	474,386	364,800
20,000	Molex Inc., Cl. A	519,697	287,600
7,500	NEC Corp., ADR† (a)	43,625	29,506
35,000	Royal Philips Electronics NV	48,221	644,700
275,000	Texas Instruments Inc.	6,623,135	5,857,500
62,000	Tyco Electronics Ltd.	2,392,821	1,152,580

		14,645,235	11,718,396

	Metals and Mining — 1.1%
15,000	Agnico-Eagle Mines Ltd.	717,413	787,200
70,000	Alcoa Inc.	1,438,415	723,100
88,000	Barrick Gold Corp.	2,576,640	2,952,400
4,000	Freeport-McMoRan Copper & Gold Inc.	102,895	200,440
75,000	Ivanhoe Mines Ltd.†	560,208	420,000
52,000	New Hope Corp. Ltd.	70,252	191,491
155,000	Newmont Mining Corp.	4,747,145	6,334,850

		10,212,968	11,609,481

	Agriculture — 1.1%
295,000	Archer-Daniels-Midland Co.	6,794,792	7,897,150
31,000	Monsanto Co.	1,451,491	2,304,540
15,000	Syngenta AG, ADR	189,981	697,800
10,000	The Mosaic Co.	176,051	443,000

		8,612,315	11,342,490

	Automotive — 0.8%
125,000	Navistar International Corp.†	3,272,936	5,450,000
96,750	PACCAR Inc.	431,444	3,145,343

		3,704,380	8,595,343

	Environmental Services — 0.8%
97,000	Republic Services Inc.	905,229	2,367,770
200,000	Waste Management Inc.	5,105,986	5,632,000

		6,011,215	7,999,770

	Computer Software and Services — 0.6%
8,000	Alibaba.com Ltd.†	13,935	14,183
10,000	Check Point Software Technologies Ltd.†	169,874	234,700
100,000	NCR Corp.†	1,769,210	1,183,000
40,000	Rockwell Automation Inc.	1,653,266	1,284,800
25,256	Telecom Italia Media SpA†	26,868	4,145
185,000	Yahoo! Inc.†	5,607,536	2,897,100

		9,240,689	5,617,928

	Real Estate — 0.6%
2,000	Brookfield Asset Management Inc., Cl. A	70,670	34,140
55,500	Griffin Land & Nurseries Inc.	529,368	1,736,040
145,000	The St. Joe Co.†	8,124,996	3,841,050

		8,725,034	5,611,230

	Broadcasting — 0.5%
380,400	CBS Corp., Cl. A, Voting	11,840,600	2,643,780
10,343	Citadel Broadcasting Corp.†	4,052	414
2,000	Cogeco Inc.	39,014	36,642
25,334	Corus Entertainment Inc., Cl. B, New York	46,981	322,502
6,666	Corus Entertainment Inc., Cl. B, Toronto	12,406	85,105
110,000	Gray Television Inc.	712,903	53,900
18,000	Gray Television Inc., Cl. A	214,996	10,800
77,000	Liberty Media Corp. - Capital, Cl. A†	990,182	1,044,120
50,000	LIN TV Corp., Cl. A†	419,853	84,000
100,000	Television Broadcasts Ltd.	396,239	401,933

		14,677,226	4,683,196

	Transportation — 0.5%
100,000	AMR Corp.†	1,924,248	402,000
165,000	GATX Corp.	4,548,661	4,243,800
15,000	Grupo TMM SA, Cl. A, ADR†	70,729	13,200

		6,543,638	4,659,000

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Shares/			Market
Units		Cost	Value
	COMMON STOCKS (Continued)
	Closed-End Funds — 0.3%
31,500	Royce Value Trust Inc.	$388,297	$264,915
104,000	The Central Europe and Russia Fund Inc.	2,391,965	2,322,320
70,000	The New Germany Fund Inc.	754,518	600,600

		3,534,780	3,187,835

	Manufactured Housing and Recreational Vehicles — 0.1%
150,000	Champion Enterprises Inc.†	782,392	48,000
20,000	Huttig Building Products Inc.†	51,845	18,800
7,000	Martin Marietta Materials Inc.	144,225	552,160
10,000	Nobility Homes Inc.	195,123	83,000
30,000	Skyline Corp.	1,072,261	652,500

		2,245,846	1,354,460

	Real Estate Investment Trusts — 0.1%
2,000	Camden Property Trust	37,490	55,200
24,984	Rayonier Inc.	798,811	908,168

		836,301	963,368

	TOTAL COMMON STOCKS	1,057,589,323	976,715,030

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
25,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	787,113	725,000

	WARRANTS — 0.0%
	Business Services — 0.0%
310,000	BPW Acquisition Corp., expire 02/26/14†	30,972	71,300

	Energy and Utilities — 0.0%
12,183	Mirant Corp., Ser. A, expire 01/03/11†	36,353	17,909

	TOTAL WARRANTS	67,325	89,209

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Retail — 0.2%
$3,300,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	3,222,203	2,425,500

	CORPORATE BONDS — 0.0%
	Consumer Products — 0.0%
1,000,000	Pillowtex Corp., Sub. Deb., 9.000%, 12/15/17† (a)	0	0

	U.S. GOVERNMENT OBLIGATIONS — 3.9%
39,273,000	U.S. Treasury Bills, 0.086% to 0.452%††, 07/02/09 to 12/24/09	39,255,474	39,259,204

TOTAL INVESTMENTS — 100.0%		$1,100,921,438	1,019,213,943

Other Assets and Liabilities (Net)			(2,323,798)
PREFERRED STOCK (8,218,978 preferred shares outstanding)			(305,374,450)

NET ASSETS — COMMON STOCK (178,263,618 common shares outstanding)			$711,515,695

NET ASSET VALUE PER COMMON SHARE ($711,515,695 ÷ 178,263,618 shares outstanding)			$3.99

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $483,823 or 0.05% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of the Rule 144A security amounted to $339,810 or 0.03% of total investments.

(c)	At June 30, 2009, the Fund held an investment in a restricted security amounting to $36,127 or 0.00% of total investments, which were valued under methods approved by the Board of Directors as follows:

				06/30/09
Acquisition		Acquisition	Acquisition	Carrying Value
Shares	Issuer	Date	Cost	Per Unit
7,040,836	Cable & Wireless Jamaica Ltd.	09/30/93	$128,658	$0.0051

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	78.7%	$801,877,523
Europe	14.7	150,163,903
Latin America	4.9	50,218,347
Japan	1.6	15,994,254
Asia/Pacific	0.1	959,916

Total Investments	100.0%	$1,019,213,943

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $1,100,921,438)	$1,019,213,943
Foreign currency, at value (cost $114,732)	115,953
Cash	14,887
Receivable for investments sold	2,035,421
Dividends and interest receivable	1,963,466
Unrealized appreciation on swap contracts	52,302
Deferred offering expense	143,532
Prepaid expense	21,001

Total Assets	1,023,560,505

Liabilities:
Payable for investments purchased	3,746,149
Distributions payable	179,840
Payable for investment advisory fees	2,118,909
Payable for payroll expenses	17,847
Payable for accounting fees	3,750
Payable for auction agent fees	537,813
Other accrued expenses	66,052

Total Liabilities	6,670,360

Preferred Stock:
Series C Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value, $0.001 par value, 5,200 shares authorized with 2,880 shares issued and outstanding)	72,000,000
Series D Cumulative Preferred Stock (5.875%, $25 liquidation value, $0.001 par value, 3,000,000 shares authorized with 2,364,576 shares issued and outstanding)	59,114,400
Series E Cumulative Preferred Stock (Auction Rate, $25,000 liquidation value, $0.001 par value, 2,000 shares authorized with 1,120 shares issued and outstanding)	28,000,000
Series F Cumulative Preferred Stock (6.200%, $25 liquidation value, $0.001 par value, 6,000,000 shares authorized with 5,850,402 shares issued and outstanding)	146,260,050

Total Preferred Stock	305,374,450

Net Assets Attributable to Common Shareholders	$711,515,695

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital, at $0.001 par value	$866,218,649
Accumulated distributions in excess of net investment income	(1,187,228)
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(71,858,490)
Net unrealized depreciation on investments	(81,707,495)
Net unrealized appreciation on swap contracts	52,302
Net unrealized depreciation on foreign currency translations	(2,043)

Net Assets	$711,515,695

Net Asset Value per Common Share
($711,515,695 ÷ 178,263,618 shares outstanding; 246,000,000 shares authorized)	$3.99

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $479,220)	$13,685,780
Interest	168,118

Total Investment Income	13,853,898

Expenses:
Investment advisory fees	4,966,710
Shareholder communications expenses	404,279
Auction agent expenses	159,157
Custodian fees	109,469
Shareholder services fees	74,187
Directors’ fees	71,023
Legal and audit fees	66,272
Payroll expenses	59,028
Accounting fees	22,500
Interest expense	264
Miscellaneous expenses	159,856

Total Expenses	6,092,745

Less:
Advisory fee reduction	(177,201)
Advisory fee reduction on unsupervised assets	(1,554)
Custodian fee credits	(13)

Total Reductions and Credits	(178,768)

Net Expenses	5,913,977

Net Investment Income	7,939,921

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized loss on investments	(50,407,407)
Net realized gain on swap contracts	264,282
Net realized gain on foreign currency transactions	335,338

Net realized loss on investments, swap contracts, and foreign currency transactions	(49,807,787)

Net change in unrealized appreciation/depreciation:
on investments	92,991,497
on swap contracts	(24,826)
on foreign currency translations	(261,817)

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	92,704,854

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	42,897,067

Net Increase in Net Assets Resulting from Operations	50,836,988

Total Distributions to Preferred Stock Shareholders	(6,645,633)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$44,191,355

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
Operations:
Net investment income	$7,939,921		$20,949,808
Net realized loss on investments, written options, swap contracts, futures contracts, and foreign currency transactions	(49,807,787)		(16,429,163)
Net change in unrealized appreciation/depreciation on investments, written options, swap contracts, futures contracts, and foreign currency translations	92,704,854		(730,777,915)

Net Increase/(Decrease) in Net Assets Resulting from Operations	50,836,988		(726,257,270)

Distributions to Preferred Shareholders:
Net investment income	(6,618,378)	*	(19,287,568)
Return of capital	(27,255)	*	—

Total Distributions to Preferred Shareholders	(6,645,633)		(19,287,568)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	44,191,355		(745,544,838)

Distributions to Common Shareholders:
Net investment income	(2,111,510)	*	(549,586)
Return of capital	(68,272,144)	*	(138,218,574)

Total Distributions to Common Shareholders	(70,383,654)		(138,768,160)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	13,314,288		21,433,746
Net increase in net assets from repurchase of preferred shares	317,628		573,717
Offering costs for preferred shares charged to paid-in-capital	—		650

Net Increase in Net Assets from Fund Share Transactions	13,631,916		22,008,113

Net Decrease in Net Assets Attributable to Common Shareholders	(12,560,383)		(862,304,885)

Net Assets Attributable to Common Shareholders:
Beginning of period	724,076,078		1,586,380,963

End of period (including undistributed net investment income of $0 and $0, respectively)	$711,515,695		$724,076,078

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
FINANCIAL HIGHLIGHTS

	Six Months Ended
Selected data for a share	June 30, 2009		Year Ended December 31,
outstanding throughout each period:	(Unaudited)		2008		2007	2006		2005		2004
Operating Performance:
Net asset value, beginning of period	$4.14		$9.22		$9.40	$8.10		$8.69		$7.98

Net investment income	0.05		0.12		0.14	0.18		0.09		0.02
Net realized and unrealized gain/(loss) on investments, written options, swap contracts, future contracts, and foreign currency transactions	0.24		(4.30)		1.12	2.18		0.47		1.63

Total from investment operations	0.29		(4.18)		1.26	2.36		0.56		1.65

Distributions to Preferred Shareholders:(a)
Net investment income	(0.04	)(d)	(0.11)		(0.02)	(0.03)		(0.01)		(0.00	)(e)
Net realized gain	—		—		(0.12)	(0.12)		(0.14)		(0.14)
Return of capital	(0.00	)(d)(e)	—		—	—		—		—

Total distributions to preferred shareholders	(0.04)		(0.11)		(0.14)	(0.15)		(0.15)		(0.14)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	0.25		(4.29)		1.12	2.21		0.41		1.51

Distributions to Common Shareholders:
Net investment income	(0.01	)(d)	(0.00	)(e)	(0.12)	(0.16)		(0.08)		(0.01)
Net realized gain	—		—		(0.57)	(0.72)		(0.77)		(0.79)
Return of capital	(0.39	)(d)	(0.80)		(0.61)	—		—		—

Total distributions to common shareholders	(0.40)		(0.80)		(1.30)	(0.88)		(0.85)		(0.80)

Fund Share Transactions:
Increase/(decrease) in net asset value from common stock share transactions	0.00	(e)	0.01		—	—		(0.00	)(e)	0.00	(e)
Decrease in net asset value from shares issued in rights offering	—		—		—	—		(0.15)		—
Increase in net asset value from repurchase of preferred shares	0.00	(e)	0.00	(e)	—	—		—		0.00	(e)
Offering costs for preferred shares charged to paid-in capital	—		0.00	(e)	—	(0.03)		(0.00	)(e)	0.00	(e)
Offering costs for issuance of rights charged to paid-in capital	—		—		—	(0.00	)(e)	(0.00	)(e)	—

Total fund share transactions	0.00	(e)	0.01		—	(0.03)		(0.15)		0.00	(e)

Net Asset Value Attributable to Common Shareholders, End of Period	$3.99		$4.14		$9.22	$9.40		$8.10		$8.69

Net Asset Value Total Return †	7.20%		(49.06)%		12.14%	28.17%		5.50%		19.81%

Market Value, End of Period	$4.50		$3.70		$9.28	$9.41		$8.03		$9.02

Total Investment Return ††	35.28%		(54.77)%		12.75%	29.42%		0.66%		24.04%

See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended
Selected data for a share	June 30, 2009		Year Ended December 31,
outstanding throughout each period:	(Unaudited)		2008	2007	2006	2005	2004
Ratios and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$1,016,890		$1,106,614	$1,990,123	$2,114,399	$1,764,634	$1,638,225
Net assets attributable to common shares, end of period (in 000’s)	$711,516		$724,076	$1,586,381	$1,586,906	$1,345,891	$1,219,483
Ratio of net investment income to average net assets attributable to common shares before preferred distributions	2.43	%(f)	1.73%	1.16%	2.12%	1.27%	0.64%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.86	%(f)	1.52%	—	—	—	—
Ratio of operating expenses to average net assets attributable to common shares net of fee reduction, if any	1.81	%(f)	1.19%	1.46%	1.43%	1.39%	1.57%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.23	%(f)	1.14%	—	—	—	—
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of fee reduction, if any	1.19	%(f)	0.89%	1.17%	1.11%	1.04%	1.14%
Portfolio turnover rate †††	4.7%		13.5%	17.2%	29.5%	22.4%	28.6%
Preferred Stock:
7.200% Series B Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	—		—	—	$123,750	$165,000	$165,000
Total shares outstanding (in 000’s)	—		—	—	4,950	6,600	6,600
Liquidation preference per share	—		—	—	$25.00	$25.00	$25.00
Average market value (b)	—		—	—	$25.27	$25.92	$26.57
Asset coverage per share	—		—	—	$100.21	$105.35	$97.81
Auction Rate Series C Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$72,000		$117,000	$130,000	$130,000	$130,000	$130,000
Total shares outstanding (in 000’s)	3		5	5	5	5	5
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (b)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$83,249		$72,320	$123,230	$100,211	$105,353	$97,806
5.875% Series D Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$59,114		$72,532	$73,743	$73,743	$73,743	$73,743
Total shares outstanding (in 000’s)	2,365		2,901	2,950	2,950	2,950	2,950
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (b)	$22.71		$22.69	$23.86	$23.98	$24.82	$24.81
Asset coverage per share	$83.25		$72.32	$123.23	$100.21	$105.35	$97.81
Auction Rate Series E Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$28,000		$45,000	$50,000	$50,000	$50,000	$50,000
Total shares outstanding (in 000’s)	1		2	2	2	2	2
Liquidation preference per share	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value (b)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Asset coverage per share	$83,249		$72,320	$123,230	$100,211	$105,353	$97,806
6.200% Series F Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$146,260		$148,007	$150,000	$150,000	—	—
Total shares outstanding (in 000’s)	5,850		5,920	6,000	6,000	—	—
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	—	—
Average market value (b)	$23.20		$23.48	$24.69	$25.12	—	—
Asset coverage per share	$83.25		$72.32	$123.23	$100.21	—	—
Asset Coverage (c)	333%		289%	493%	401%	421%	391%

†	Based on net asset value per share, adjusted for reinvestment of distributions, at prices dependent upon the relationship of the net asset value per share and the market value per share on the ex-dividend dates, including the effect of shares issued pursuant to the 2005 rights offering, assuming full subscription by shareholders. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to the 2005 rights offering, assuming full subscription by shareholders. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been 27.3%, 33.1%, 27.0%, and 29.9%, respectively.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.

(b)	Based on weekly prices.

(c)	Asset coverage is calculated by combining all series of preferred stock.

(d)	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.
See accompanying notes to financial statements.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Equity Trust Inc. (the “Equity Trust”) is a non-diversified closed-end management investment company organized as a Maryland corporation on May 20, 1986 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose primary objective is long-term growth of capital. Investment operations commenced on August 21, 1986.
     The Equity Trust will invest at least 80% of its assets in equity securities under normal market conditions (the “80% Policy”). The 80% Policy may be changed without shareholder approval. The Equity Trust will provide shareholders with notice at least sixty days prior to the implementation of any changes in the 80% Policy.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 -	Level 3 -	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities	$80,781,456	—	$33,000	$80,814,456
Telecommunications	59,503,543	$339,810	—	59,843,353
Entertainment	59,340,727	—	67,427	59,408,154
Equipment and Supplies	49,901,593	—	0	49,901,593
Aerospace	15,650,405	169,389	—	15,819,794
Electronics	11,688,890	29,506	—	11,718,396
Other Industries(a)	699,209,284	—	—	699,209,284

Total Common Stocks	976,075,898	538,705	100,427	976,715,030

Convertible Preferred Stocks(a)	725,000	—	—	725,000
Warrants(a)	89,209	—	—	89,209
Convertible Corporate Bonds	—	2,425,500	—	2,425,500
Corporate Bonds	—	—	0	—
U.S. Government Obligations	—	39,259,204	—	39,259,204

TOTAL INVESTMENTS IN SECURITIES	$976,890,107	$42,223,409	$100,427	$1,019,213,943

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
Contract for Difference Swaps	$—	$52,302	$—	$52,302

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the investment.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities	$33,000	$—	$—	$—	$—	$—	$33,000	$—
Entertainment	67,427	—	—	—	—	—	67,427	—
Equipment and Supplies	0	—	—	—	—	—	0	—

Total Common Stocks	100,427	—	—	—	—	—	100,427	—
Corporate Bonds	0	—	—	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$100,427	$—	$—	$—	$—	$—	$100,427	$—

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money”, “at-the-money”, and “out-of-the-money”, respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. There were no open option contracts at June 30, 2009.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
Swap Agreements. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions for the purpose of increasing the income of the Fund or to hedge or protect its exposure to interest rate movements and movements in the securities markets. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. A swap agreement may involve, to varying degrees, elements of market and counterparty risk and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on Series C Preferred Stock and Series E Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time a swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
At June 30, 2009, there were no open interest rate swap agreements.
The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2009 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	Overnight LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$1,017,738 (180,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	$52,302

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2009, there were no open futures contracts.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2009, there were no open forward foreign exchange contracts.
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
     Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. As a shareholder in the Fund, you would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2009, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
     Restricted and Illiquid Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
     Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to reclassifications of distributions and swap investments. These reclassifications have no impact on the NAV of the Fund.
     Distributions to shareholders of the Fund’s Series C Auction Rate Cumulative Preferred Stock, 5.875% Series D Cumulative Preferred Stock, Series E Auction Rate Cumulative Preferred Stock, and 6.20% Series F Cumulative Preferred Stock (“Cumulative Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.
     The tax character of distributions paid during the year ended December 31, 2008 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of net short-term capital gains)	$549,586	$19,287,568
Return of capital	138,218,574	—

Total distributions paid	$138,768,160	$19,287,568

     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $5,677,238 which are available to reduce future required distributions of net capital gains to shareholders through 2016.
     As of December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforward	$(5,677,238)
Net unrealized depreciation on investments and swap contracts	(191,166,529)
Net unrealized appreciation on foreign currency translations	259,774
Other temporary differences*	(226,061)

Total	$(196,810,054)

*	Other temporary differences are primarily due to adjustments on dividend payables.
     The following summarizes the tax cost of investments, swap contracts, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	Depreciation
Investments	$1,117,294,573	$186,805,756	$(284,886,386)	$(98,080,630)
Swap contracts	—	52,302	—	52,302

	$1,117,294,573	$186,858,058	$(284,886,386)	$(98,028,328)

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Agreements and Transactions with Affiliates. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the year.
     The Fund’s total return on the NAV of the common shares is monitored on a monthly basis to assess whether the total return on the NAV of the common shares exceeds the stated dividend rate or the corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2009, the Fund’s total return on the NAV of the common shares exceeded the stated dividend rate or the corresponding swap rate on the outstanding Preferred Stock except for the liquidation value of the 6.20% Class F Preferred Shares whose management fees were reduced by $177,201.
     During the six months ended June 30, 2009, the Fund paid brokerage commissions on security trades of $111,051 to Gabelli & Company, Inc. (“Gabelli & Company”), an affiliate of the Adviser.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2009, the Fund paid or accrued $59,028, which is included in payroll expenses in the Statement of Operations.
     The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $12,000 plus $1,500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Proxy Voting Committee Chairman receives an annual fee of $1,500, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $43,248,119 and $120,193,071, respectively.
5. Capital. The charter permits the Fund to issue 246,000,000 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the New York Stock Exchange (“NYSE”) at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2009, the Fund did not repurchase any shares of its common stock in the open market.
     Transactions in common shares were as follows:

Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
Net increase from shares issued upon reinvestment of distributions	3,344,466	$13,314,288	2,814,862	$21,433,746
     The Fund’s Articles of Incorporation, as amended, authorizes the issuance of up to 18,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C Auction Rate, 5.875% Series D, Series E Auction Rate, and 6.20% Series F Cumulative Preferred Stock at redemption prices of $25,000, $25, $25,000, and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     A shelf registration authorizing the offering of additional preferred shares was declared effective by the SEC on March 20, 2008.
     On June 27, 2002, the Fund received net proceeds of $128,246,557 (after underwriting discounts of $1,300,000 and offering expenses of $453,443) from the public offering of 5,200 shares of Series C Auction Rate Cumulative Preferred Stock (“Series C Stock”). The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008, the number of Series C Stock subject to bid orders by potential holders has been less than the number of Series C Stock subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. Holders that have submitted sell orders have not been able to sell any or all of the Series C Stock for which they have submitted sell orders. The current maximum rate is 150% of the “AA” Financial Composite Commercial Paper Rate. The dividend rates of Series C Stock ranged from 0.120% to 1.725% during the six months ended June 30, 2009. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of Series C Stock may also trade their shares in the secondary market. The Fund, at its option, may redeem the Series C Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2009, the Fund redeemed and retired 1,800 shares of Series C Stock. Shareholders received the redemption

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
price of $25,000 per share, which was equal to the liquidation preference, together with any accumulated and unpaid dividends, for each share redeemed. At June 30, 2009, 2,880 shares of Series C Stock were outstanding with an annualized dividend rate of 0.300% and accrued dividends amounted to $4,200.
     On October 7, 2003, the Fund received net proceeds of $72,375,842 (after underwriting discounts of $2,362,500 and offering expenses of $261,658) from the public offering of 3,000,000 shares of 5.875% Series D Cumulative Preferred Stock (“Series D Stock”). Commencing October 7, 2008 and thereafter, the Fund, at its option, may redeem the Series D Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series D Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2009, the Fund repurchased and retired 56,693 shares of Series D Stock in the open market at a cost of $1,275,956 and an average discount of approximately 10.01% from its liquidation preference. In addition, the Fund also redeemed and retired 480,000 shares of its outstanding Series D Stock as authorized by the Board. The redemption date was March 26, 2009 and the redemption price was $25.00 per Series D Stock, which was equal to the liquidation preference of the Series D Stock. Dividends on the redeemed Series D Stock ceased to accumulate on the redemption date. At June 30, 2009, 2,364,576 shares of 5.875% Series D Stock were outstanding and accrued dividends amounted to $48,236.
     On October 7, 2003, the Fund received net proceeds of $49,350,009 (after underwriting discounts of $500,000 and offering expenses of $149,991) from the public offering of 2,000 shares of Series E Auction Rate Cumulative Preferred Stock (“Series E Stock”). The dividend rate, as set by the auction process, which is generally held every seven days, is expected to vary with short-term interest rates. Since February 2008, the number of Series E Stock subject to bid orders by potential holders has been less than the number of Series E Stock subject to sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. In that event, holders that have submitted sell orders have not been able to sell any or all of the Series E Stock for which they have submitted sell orders. The current maximum rate is 150% of the “AA” Financial Composite Commercial Paper Rate. The dividend rates of Series E Stock ranged from 0.105% to 0.525% during the six months ended June 30, 2009. Existing shareholders may submit an order to hold, bid, or sell such shares on each auction date. Shareholders of Series E Stock may also trade shares in the secondary market. The Fund, at its option, may redeem the Series E Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2009, the Fund redeemed and retired 680 shares of Series E Stock. Shareholders received the redemption price of $25,000 per share, which was equal to the liquidation preference, together with any accumulated and unpaid dividends, for each share redeemed. At June 30, 2009, 1,120 shares of Series E Stock were outstanding with an annualized dividend rate of 0.375% and accrued dividends amounted to $1,458.
     On November 10, 2006, the Fund received net proceeds of $144,765,000 (after underwriting discounts of $4,725,000 and estimated offering expenses of $510,000) from the public offering of 6,000,000 shares of 6.20% Series F Cumulative Preferred Stock (“Series F Stock”). Commencing November 10, 2011 and thereafter, the Fund, at its option, may redeem the 6.20% Series F Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase of Series F Stock in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2009, the Fund repurchased and retired 69,864 shares of Series F Stock in the open market at a cost of $1,570,341 and an average discount of approximately 10.13% from its liquidation preference. At June 30, 2009, 5,850,402 shares of Series F Stock were outstanding and accrued dividends amounted to $125,946.
     The Fund used currently available cash to fund these partial redemptions.

THE GABELLI EQUITY TRUST INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.
6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
7. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
8. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.
Certifications
     The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 12, 2009, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

THE GABELLI EQUITY TRUST INC.
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of The Gabelli Equity Trust Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on May 20, 2009, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.
Nature, Extent, and Quality of Services. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.
Investment Performance of the Fund and Adviser. The Independent Board Members considered short-term and long-term investment performance for the Fund over various periods of time as compared with relevant equity indices and the performance of other equity closed-end funds. The Independent Board Members noted that the Fund’s total return performance was above the peer average for the five and ten year periods ended March 31, 2009, and slightly below the average for the three year period, but that the Fund was below average for the one year period. The Independent Board Members concluded that the Adviser was delivering satisfactory performance results consistent with the investment strategies being pursued by the Fund.
Costs of Services and Profits Realized by the Adviser.
(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Fund’s management fee rate and expense ratio relative to industry averages for the Fund’s peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement are much more extensive than those under the advisory agreements for non-fund clients. The Independent Board Members noted that the investment advisory fee paid by the Fund and the Fund’s overall expense ratio are below the average for its peer group. They took note of the fact that the use of leverage impacts comparative expenses. The Independent Board Members were aware that the Adviser waives its fee on the incremental liquidation value of the Fund’s preferred stock if the total return on net asset value of the common stock does not exceed the stated dividend rate or net swap expense for the preferred stock for the year after consideration of the reinvestment of distributions and the management fees attributable to the incremental value of the preferred stock, and that the comparative “total expense ratio” and “other expense” information reflected these waivers. The Independent Board Members concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser.
(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Adviser’s profitability and costs attributable to the Fund: (i) as part of the Gabelli/GAMCO fund complex; and (ii) assuming the Fund constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser’s profitability was at an acceptable level.
Extent of Economies of Scale as Fund Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. They also recognized that the Adviser has agreed to reduce the management fee on incremental assets attributable to the preferred shares if the total return of the common shares does not exceed a specified amount (e.g., the dividend rate paid on preferred shares or net swap expenses for the year after consideration of reinvestment of distributions and the management fees attributable to the increment of liquidation value of the preferred stock). The Independent Board Members concluded that there was an appropriate sharing of economies of scale.
Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that the Fund’s current fee schedule (without breakpoints) was considered reasonable.
Other Relevant Considerations.
(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.
(b) Other Benefits to the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The Independent Board Members considered the brokerage commissions paid to an affiliate of the Adviser. The Independent Board Members concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as affiliated brokerage commissions, greater name recognition, or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.
Conclusions. In considering the Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling, and instead considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received, over the long-term, satisfactory absolute and relative performance consistent with the investment strategies being pursued by the Fund at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Adviser has managed the Fund since its inception, and the Independent Board Members believe that a long term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies.

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Equity Trust Inc. (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:
The Gabelli Equity Trust Inc.
c/o Computershare
P.O. Box 43010
Providence, RI 02940-3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

DIRECTORS AND OFFICERS
THE GABELLI EQUITY TRUST INC.
One Corporate Center, Rye, NY 10580-1422
Directors

Mario J. Gabelli, CFA
   Chairman & Chief Executive Officer,
   GAMCO Investors, Inc.
Dr. Thomas E. Bratter
   President & Founder, John Dewey Academy
Anthony J. Colavita
   President,
   Anthony J. Colavita, P.C.
James P. Conn
   Former Managing Director &
   Chief Investment Officer,
   Financial Security Assurance Holdings Ltd.
Frank J. Fahrenkopf, Jr.
   President & Chief Executive Officer,
   American Gaming Association
Arthur V. Ferrara
   Former Chairman & Chief Executive Officer,
   Guardian Life Insurance Company of America
Anthony R. Pustorino
   Certified Public Accountant,
   Professor Emeritus, Pace University
Salvatore J. Zizza
   Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
   President
Carter W. Austin
   Vice President
Peter D. Goldstein
   Chief Compliance Officer
Molly A.F. Marion
   Vice President & Ombudsman
Agnes Mullady
   Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian
The Bank of New York Mellon
Counsel
Willkie Farr & Gallagher LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		5.875%	6.20%
	Common	Preferred	Preferred
NYSE—Symbol:	GAB	GAB PrD	GAB PrF
Shares Outstanding:	178,263,618	2,364,576	5,850,402
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

     For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
Month #1 01/01/09 through 01/31/09	Common – N/A Preferred Series D – 11,961 Preferred Series F – 15,803	Common – N/A Preferred Series D – $22.3772 Preferred Series F – $22.8363	Common – N/A Preferred Series D – 11,961 Preferred Series F – 15,803	Common – 174,571,222 Preferred Series D – 2,901,269 – 11,961 = 2,889,308 Preferred Series F – 5,920,266 – 15,803 = 5,904,463

Month #2 02/01/09 through 02/28/09	Common – N/A Preferred Series D – 6,119 Preferred Series F – 11,976	Common – N/A Preferred Series D – $21.9267 Preferred Series F – $22.4024	Common – N/A Preferred Series D – 6,119 Preferred Series F – 11,976	Common – 174,571,222 Preferred Series D – 2,889,308 – 6,119 = 2,883,189 Preferred Series F – 5,904,463 – 11,976 = 5,892,487

Month #3 03/01/09 through 03/31/09	Common – N/A Preferred Series D – 498,816 Preferred Series F – 29,490	Common – N/A Preferred Series D – $24.8909 Preferred Series F – $22.0582	Common – N/A Preferred Series D – 498,816 Preferred Series F – 29,490	Common – 174,347,042 Preferred Series D – 2,883,189 – 498,816 = 2,384,373 Preferred Series F – 5,892,487 – 29,490 = 5,862,997

Month #4 04/01/09 through 04/30/09	Common – N/A Preferred Series D – 11,610 Preferred Series F – 12,595	Common – N/A Preferred Series D – $23.0517 Preferred Series F – $23.0785	Common – N/A Preferred Series D – 11,610 Preferred Series F – 12,595	Common – 174,347,042 Preferred Series D – 2,384,373 – 11,610 = 2,372,763 Preferred Series F – 5,862,997 – 12,595 = 5,850,402

Month #5 05/01/09 through 05/31/09	Common – N/A Preferred Series D – 7,614	Common – N/A Preferred Series D – $23.2902	Common – N/A Preferred Series D – 7,614	Common – 174,347,042 Preferred Series D – 2,372,763 – 7,614 = 2,365,149

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
	Preferred Series F – N/A	Preferred Series F – N/A	Preferred Series F – N/A	Preferred Series F – 5,850,402

Month #6 06/01/09 through 06/30/09	Common – N/A Preferred Series D – 573	Common – N/A Preferred Series D – $23.05	Common – N/A Preferred Series D – 573	Common – 178,263,618 Preferred Series D – 2,365,149 – 573 = 2,364,576

	Preferred Series F – N/A	Preferred Series F – N/A	Preferred Series F – N/A	Preferred Series F – 5,850,402

Total	Common – N/A Preferred Series D – 536,693 Preferred Series F – 69,864	Common – N/A Preferred Series D – $24.74 Preferred Series F – $22.48	Common – N/A Preferred Series D – 536,693 Preferred Series F – 69,864	N/A
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:
a.	The date each plan or program was announced — The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved — Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program — The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table — The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. — The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)                                                         The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/09

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/1/09

*	Print the name and title of each signing officer under his or her signature.